Shareholder Report, Holdings (Details) - C000234742	Mar. 31, 2026
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.784%, 07/01/2058
Holdings [Line Items]
Percent of Net Asset Value	17.97%
Commonwealth of Puerto Rico, 4.00%, 07/01/2035
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.329%, 07/01/2040
Holdings [Line Items]
Percent of Net Asset Value	9.86%
Matching Fund Special Purpose Securitization Corp., 5.00%, 10/01/2039
Holdings [Line Items]
Percent of Net Asset Value	9.61%
Commonwealth of Puerto Rico, 4.00%, 07/01/2037
Holdings [Line Items]
Percent of Net Asset Value	9.04%
Commonwealth of Puerto Rico, 5.625%, 07/01/2027
Holdings [Line Items]
Percent of Net Asset Value	7.63%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2047
Holdings [Line Items]
Percent of Net Asset Value	6.11%
Commonwealth of Puerto Rico, 5.75%, 07/01/2031
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2037
Holdings [Line Items]
Percent of Net Asset Value	5.75%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2028
Holdings [Line Items]
Percent of Net Asset Value	5.74%
1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	13.37%
5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	21.61%
> 10 Years
Holdings [Line Items]
Percent of Net Asset Value	63.96%